SCHEDULE I PARENT COMPANY ONLY FINANCIAL STATEMENTS SCHEDULE I CONDENSED FINANCIAL STATEMENTS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended
	Sep. 03, 2013	Jun. 11, 2013	Mar. 19, 2013	Sep. 04, 2012	Jun. 12, 2012	Mar. 20, 2012	Dec. 31, 2013	Dec. 25, 2012	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010	Aug. 30, 2013 Parent Company [Member]	Dec. 31, 2013 Parent Company [Member]	Dec. 25, 2012 Parent Company [Member]	Dec. 27, 2011 Parent Company [Member]	Dec. 28, 2010 Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Equity In Net Income Of Subsidiaries														$ (40,892)	$ (27,275)	$ (36,197)
Net loss	(5,034)	7,122	(10,491)	(12,398)	(1,817)	(9,726)	(32,277)	(3,051)	(40,680)	(26,992)	(35,622)			(40,892)	(27,275)	(36,197)
Net Income (Loss) Available to Common Stockholders, Basic	(5,163)	7,079	(10,450)	(12,413)	(1,984)	(9,713)	(32,358)	(3,165)	(40,892)	(27,275)	(36,197)			(40,892)	(27,275)	(36,197)
Equity In Other Comprehensive Loss Of Subsidiaries														(398)	1,890	(2,105)
COMPREHENSIVE (LOSS) INCOME									(41,078)	(25,102)	(37,727)			(41,290)	(25,385)	(38,302)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO CLUBCORP									(41,290)	(25,385)	(38,302)			(41,290)	(25,385)	(38,302)
Investment In Subsidiaries														234,827	132,517
TOTAL ASSETS							1,736,217	1,720,547	1,736,217	1,720,547				234,827	132,517
Dividends Payable														7,654	0
Total liabilities							1,498,267	1,577,465	1,498,267	1,577,465				7,654	0
Common stock of ClubCorp Holdings, Inc., $0.01 par value, 200,000,000 shares authorized; 63,789,730 and 50,569,730 issued and outstanding at December 31, 2013 and December 25, 2012, respectively							638	506	638	506				638	506
Additional paid-in capital							320,274	184,460	320,274	184,460				320,274	184,460
Retained deficit							(92,669)	(51,777)	(92,669)	(51,777)				(93,739)	(52,449)
Total stockholders' equity							227,173	132,517	227,173	132,517				227,173	132,517
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest							237,950	143,082	237,950	143,082	169,126	202,598		227,173	132,517
Liabilities and Equity							1,736,217	1,720,547	1,736,217	1,720,547				234,827	132,517
Net cash provided by operating activities									93,693	96,888	74,614			0	0	0
Proceeds from Contributions from Affiliates														35,000	0	0
Distribution to subsidiary														(173,250)	0	0
Net cash used in investing activities									(72,728)	(47,318)	(69,941)			(138,250)	0	0
Payments of Capital Distribution									(35,000)	0	0		(35,000)		0	0
Proceeds from Issuance Initial Public Offering									173,250	0	0			173,250	0	0
Net cash used in financing activities									(49,099)	(18,911)	(11,898)			138,250	0	0
Cash and Cash Equivalents, Period Increase (Decrease), Including Discontinued Operations									(28,184)	31,485	(6,274)			0	0	0
Cash and cash equivalents							53,781	81,965	53,781	81,965	50,480	56,754		0	0	0	0
Distributions declared, but unpaid									7,654					7,654	0	0
Distribution related to utilization of DTA, Non-cash disclosure														$ 4,518	$ 0	$ 0